Income Tax (Income)/ Expense (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax (Income)/ Expense [Abstract]
Summary of income tax (Income)/Expense
	Year ended December 31,
	2019	2018	2017
PRC enterprises income tax:
Current tax	256,808	-	-
Deferred tax	185,787	(5,422,119)	(4,598,061)
	442,595	(5,422,119)	(4,598,061)

Summary of tax charge

	Year ended December 31,
	2019	2018	2017
(Loss)/profit before tax	338,185	(23,390,716)	(19,413,657)
Tax calculated at domestic tax rates applicable to profits in PRC (2019, 2018, and 2017: 25%)	84,546	(5,847,679)	(4,853,414)
Tax effect of tax loss of tax exempt entities	358,049	425,560	255,354
Tax charge for the year	442,595	(5,422,119)	(4,598,061)

Summary of deferred tax balances

	2019		2018		2017
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	60,645,730	14,688,829	38,761,131	9,924,944	20,737,366	4,879,652
Bad Debt provisions charged to profit or loss	(1,028,972)	(257,243)	-	-	-	-
Impairment charged to profit or loss			13,507,681	3,376,920	101,256	25,314
Tax loss carried forward			8,376,919	2,094,230	17,922,508	4,480,627
Effect of translation		(304,207)	-	(707,265)	-	539,351
End of the year	59,616,758	14,127,559	60,645,730	14,688,829	38,761,131	9,924,944